Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
ASSETS
Cash and equivalents	$ 3,054	$ 3,149
Receivables, less allowances of $128 in 2015 and $114 in 2014	4,319	5,019
Inventories	1,847	2,057
Other current assets	829	642
Total current assets	10,049	10,867
Property, plant and equipment, net	3,585	3,802
Other assets
Goodwill	6,653	7,182
Other intangible assets	1,526	1,689
Other	275	637
Total other assets	8,454	9,508
Total assets	22,088	24,177
LIABILITIES AND EQUITY
Short-term borrowings and current maturities of long-term debt	2,553	2,465
Accounts payable	2,358	2,951
Accrued expenses	2,803	2,876
Income taxes	86	162
Total current liabilities	7,800	8,454
Long-term debt	4,289	3,559
Other liabilities	1,871	1,997
Equity
Common stock, $0.50 par value per share; authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 654,608,521 shares in 2015 and 696,605,222 shares in 2014	477	477
Additional paid-in-capital	170	161
Retained earnings	21,308	19,867
Accumulated other comprehensive income (loss)	(1,617)	(575)
Common stockholders' equity before treasury stock	20,338	19,930
Less: Cost of common stock in treasury, 298,745,491 shares in 2015 and 256,748,790 shares in 2014	12,257	9,811
Common stockholders’ equity	8,081	10,119
Noncontrolling interests in subsidiaries	47	48
Total equity	8,128	10,167
Total liabilities and equity	$ 22,088	$ 24,177